PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2020 and 2021 were as follows (RMB in millions):

	2020	2021
Buildings	5,424	5,408
Computer equipment	1,065	1,040
Website-related equipment	1,402	1,623
Furniture and fixtures	283	229
Software	665	651
Leasehold improvements	169	222
Construction in progress	1	0
Less: accumulated depreciation and amortization	(3,229)	(3,639)

Total net book value	5,780	5,534